Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended				9 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2022		Dec. 31, 2021
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	¥ 19		¥ 12,647		¥ 75		¥ 12,648
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	¥ 19	[1]	11,878	[1]	¥ 75	[2]	11,878	[2]
Property, Plant and Equipment, Other Types | Property under Facility Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets			11,641				11,641
Property, Plant and Equipment, Other Types | Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets			¥ 2,331				¥ 2,331

[1]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.